Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(d)	EUR		700		$800
Fennovoima OYJ
TBD% - 4.680% (EUR003M + 2.324%) due 07/10/2028 «~µ(d)			286		327
4.641% (EUR003M + 2.317%) due 07/10/2028 «~(d)			550		633
4.680% (EUR003M + 2.324%) due 07/10/2028 «~(d)			261		300

Total Loan Participations and Assignments (Cost $2,092)					2,060

CORPORATE BONDS & NOTES 35.3%
BANKING & FINANCE 17.0%
Armor RE II Ltd.
8.810% (T-BILL 3MO + 5.000%) due 06/07/2033 ~			$550		550
Banco Santander SA
4.600% due 04/15/2029			1,600		1,593
4.867% due 04/15/2031			1,800		1,790
Bank of America Corp.
4.456% due 02/06/2032 •			3,400		3,341
4.948% due 07/22/2028 •			3,300		3,314
Barclays PLC
4.521% due 02/24/2032 •			3,400		3,323
Bayou Re Ltd.
10.020% (BNMMDTSC + 6.500%) due 05/09/2033 ~			950		947
Blue Owl Capital Corp.
6.450% due 09/15/2028			1,700		1,722
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027			1,300		1,281
3.099% due 01/01/2030			3,400		3,136
BNP Paribas SA
4.892% due 06/30/2030 •			3,500		3,500
Boston Properties LP
2.550% due 04/01/2032			1,100		958
BPCE SA
5.184% due 06/02/2032 •			1,000		999
6.714% due 10/19/2029 •			3,800		3,950
Brookfield Finance, Inc.
2.724% due 04/15/2031			17,900		16,279
Citibank NA
4.876% due 11/19/2027 •			7,200		7,214
Community Preservation Corp.
2.867% due 02/01/2030			15,000		13,899
Corp. Inmobiliaria Vesta SAB de CV
3.625% due 05/13/2031			10,000		9,107
CPI Property Group SA
4.000% due 01/22/2028 þ	GBP		3,100		4,004
Credit Agricole SA
4.656% due 01/12/2032 •			$1,700		1,674
CTP NV
0.625% due 09/27/2026	EUR		6,500		7,390
Deutsche Bank AG
2.311% due 11/16/2027 •			$600		595
5.060% due 04/14/2032 •			2,100		2,095
Digital Dutch Finco BV
1.500% due 03/15/2030	EUR		4,300		4,618
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030			$2,100		2,076
European Investment Bank
1.625% due 10/09/2029			5,650		5,214
2.375% due 05/24/2027			10,000		9,850
3.300% due 02/03/2028	AUD		3,400		2,307
3.750% due 02/14/2033			$4,000		3,874
Ford Motor Credit Co. LLC
4.125% due 08/17/2027			6,600		6,543
5.420% due 04/09/2031			1,900		1,884
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •			3,300		3,272
4.148% due 01/21/2029 •			4,200		4,164
4.594% due 04/20/2030 •			1,100		1,094
Golub Capital BDC, Inc.
7.050% due 12/05/2028			3,900		4,007
HA Sustainable Infrastructure Capital, Inc.
5.950% due 07/15/2033			1,950		1,959

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.000% due 03/15/2036			2,200		2,172
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030			675		631
Host Hotels & Resorts LP
2.900% due 12/15/2031			6,800		6,093
3.500% due 09/15/2030			3,100		2,933
HSBC Holdings PLC
4.398% due 03/10/2030 •			3,000		2,969
5.130% due 03/03/2031 •			3,300		3,320
ING Bank NV
4.711% due 07/07/2031 (b)			4,700		4,689
JPMorgan Chase & Co.
2.069% due 06/01/2029 •			1,783		1,700
3.702% due 05/06/2030 •			1,300		1,264
4.347% due 01/22/2032 •			3,400		3,331
4.408% due 04/23/2030 •			2,500		2,479
5.299% due 07/24/2029 •			317		321
6.070% due 10/22/2027 •			2,400		2,412
KEB Hana Bank
5.375% due 04/23/2027			2,700		2,722
Kilroy Realty LP
2.650% due 11/15/2033			7,900		6,430
Lloyds Banking Group PLC
4.241% due 02/10/2030 •			3,400		3,357
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~			600		600
Low Income Investment Fund
3.386% due 07/01/2026			1,700		1,700
3.711% due 07/01/2029			4,300		4,121
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~			250		250
6.510% (MSMMUSTF + 3.000%) due 07/08/2033 ~			250		250
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~			300		300
8.156% (MSMMUSTF + 4.646%) due 07/08/2030 ~			250		250
9.014% (MSMMUSTF + 5.504%) due 07/08/2030 ~			300		300
Manulife Financial Corp.
3.703% due 03/16/2032			7,000		6,653
Merna Reinsurance II Ltd.
13.991% (GSMMUSTI + 10.470%) due 07/07/2030 ~			250		250
Mitsubishi UFJ Financial Group, Inc.
4.592% due 04/18/2030 •			600		597
4.823% (SOFRRATE + 1.190%) due 04/21/2032 ~			1,500		1,517
Morgan Stanley
2.775% (EUR003M + 0.700%) due 10/05/2029 ~	EUR		2,900		3,324
4.708% due 03/12/2032 •			$1,900		1,877
Morgan Stanley Bank NA
4.788% due 05/10/2030 •			2,600		2,603
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •			3,300		3,284
4.213% due 02/08/2030 •			3,400		3,356
NatWest Group PLC
4.983% due 06/18/2032 •			7,000		6,998
Norinchukin Bank
2.080% due 09/22/2031			2,900		2,507
5.094% due 10/16/2029			3,200		3,223
5.430% due 03/09/2028			4,400		4,445
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~			250		254
Piedmont Operating Partnership LP
3.150% due 08/15/2030			2,700		2,480
Prologis LP
4.200% due 02/15/2033	CAD		4,600		3,270
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~			$300		300
Santander Holdings USA, Inc.
5.741% due 03/20/2031 •			3,200		3,269
Sumisho Air Lease Corp.
4.500% due 03/24/2029			1,700		1,686
Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029			5,000		4,749
Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028			3,600		3,658
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~			1,100		1,100
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~			250		250
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~			700		705
7.536% (T-BILL 1MO + 3.750%) due 06/07/2034 ~			300		301
9.810% (T-BILL 1MO + 6.000%) due 06/07/2034 ~			250		256
UBS AG
4.302% due 03/16/2029 •			3,400		3,387
UBS Group AG
3.126% due 08/13/2030 •			3,900		3,704
5.428% due 02/08/2030 •			5,400		5,477
Wells Fargo & Co.
4.577% due 05/20/2029 •			4,100		4,091

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Winston RE Ltd.
8.300% (BRMMUSDF + 4.750%) due 05/04/2033 ~			300		301
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~			300		301
WP Carey, Inc.
2.450% due 02/01/2032			7,600		6,638
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~	EUR		250		286

					285,214

INDUSTRIALS 11.3%
Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037			$3,700		3,547
AP Moller - Maersk AS
5.875% due 09/14/2033			2,914		3,043
Autodesk, Inc.
2.400% due 12/15/2031			5,000		4,384
Beignet Investor LLC
6.581% due 05/30/2049			16,600		16,943
BMW U.S. Capital LLC
5.050% due 03/21/2030			3,200		3,224
California Endowment
2.498% due 04/01/2051			6,900		4,166
Centene Corp.
3.000% due 10/15/2030			2,800		2,536
Chpe LLC
4.875% due 06/30/2031			8,500		8,485
Cigna Group
4.500% due 09/15/2030			2,500		2,485
Conagra Brands, Inc.
4.850% due 11/01/2028			2,100		2,104
Continental Wind LLC
6.000% due 02/28/2033			3,542		3,576
Coty, Inc.
4.500% due 05/15/2027	EUR		2,700		3,100
Denso Corp.
4.420% due 09/11/2029			$6,300		6,266
Doris Duke Charitable Foundation
2.345% due 07/01/2050			12,500		7,012
Global Payments, Inc.
4.550% due 03/15/2028			2,600		2,589
Hyundai Capital America
4.600% due 04/06/2028			3,300		3,295
John D & Catherine T MacArthur Foundation
1.299% due 12/01/2030			13,400		11,591
JSW Hydro Energy Ltd.
4.125% due 05/18/2031			4,539		4,210
Liberty Utilities Finance GP 1
2.050% due 09/15/2030			13,600		12,197
Local Initiatives Support Corp.
3.782% due 03/01/2027			5,000		4,983
Marriott International, Inc.
4.500% due 10/15/2031			3,200		3,159
Massachusetts Higher Education Assistance Corp.
2.673% due 07/01/2031			4,400		3,969
Mather Foundation
2.675% due 10/01/2031			9,600		8,568
Mondelez International, Inc.
4.625% due 07/03/2031	CAD		5,000		3,660
NTT Finance Corp.
4.828% due 11/01/2029 (b)			$2,500		2,499
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000% due 01/15/2033			5,000		4,985
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036			1,700		1,617
Quanta Services, Inc.
4.300% due 08/09/2028			3,200		3,188
ReNew Pvt Ltd.
5.875% due 03/05/2027			3,754		3,751
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			9,830		9,803
S&P Global, Inc.
2.950% due 03/01/2029			2,200		2,113
Salesforce, Inc.
4.500% due 03/15/2028			1,850		1,848
4.650% due 03/15/2029			1,850		1,849
ServiceNow, Inc.
4.250% due 05/15/2028			2,500		2,493
Smurfit Kappa Treasury ULC
5.200% due 01/15/2030			4,100		4,164
Smurfit Westrock Financing DAC
5.185% due 01/15/2036			2,200		2,178
5.418% due 01/15/2035			2,100		2,126
Snam SpA
5.000% due 05/28/2030			3,500		3,519

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Sociedad Transmisora Metropolitana SpA
6.385% due 12/15/2055			4,200		4,291
Volkswagen Group of America Finance LLC
4.550% due 09/11/2028			4,100		4,076
Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR		1,900		2,119
Xylem, Inc.
5.450% due 06/01/2036			$3,300		3,363

					189,074

UTILITIES 7.0%
AES Corp.
2.450% due 01/15/2031			1,600		1,428
Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041			4,602		4,554
CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053			2,000		1,901
Clearway Energy Operating LLC
4.750% due 03/15/2028			2,000		1,983
Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053			2,500		2,479
Duke Energy Carolinas LLC
3.950% due 11/15/2028			4,000		3,955
Duke Energy Florida LLC
2.500% due 12/01/2029			4,900		4,585
EDP Finance BV
1.710% due 01/24/2028			9,000		8,622
ENEL Finance International NV
2.500% due 07/12/2031			500		445
4.625% due 06/15/2027			3,452		3,458
5.000% due 06/15/2032			1,600		1,598
Eversource Energy
4.450% due 12/15/2030			3,400		3,343
Interstate Power & Light Co.
4.100% due 09/26/2028			4,300		4,254
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028			8,100		7,708
2.200% due 12/02/2026	AUD		10,300		7,054
Niagara Mohawk Power Corp.
1.960% due 06/27/2030			$4,900		4,416
Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR		2,200		2,537
5.700% due 06/24/2033	AUD		1,400		974
Pacific Gas & Electric Co.
5.050% due 10/15/2032			$3,300		3,281
6.700% due 04/01/2053			8,600		8,952
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028			3,000		2,939
Public Service Co. of Colorado
3.700% due 06/15/2028			3,400		3,355
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028			5,000		4,841
RWE Finance U.S. LLC
5.125% due 09/18/2035			4,200		4,100
San Diego Gas & Electric Co.
4.950% due 08/15/2028			4,300		4,335
SCE Recovery Funding LLC
4.697% due 06/15/2042			1,885		1,860
Solar Star Funding LLC
5.375% due 06/30/2035			4,255		4,240
Southern California Edison Co.
2.750% due 02/01/2032			5,200		4,628
3.650% due 06/01/2051			1,900		1,308
4.125% due 03/01/2048			250		189
4.650% due 10/01/2043			100		85
4.875% due 03/01/2049			450		377
5.250% due 03/15/2030			3,000		3,034
Verizon Communications, Inc.
2.850% due 09/03/2041			5,800		4,128

					116,946

Total Corporate Bonds & Notes (Cost $619,295)					591,234

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.190% due 06/01/2037			2,000		1,871

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
California Municipal Finance Authority Revenue Bonds, Series 2020
2.877% due 11/01/2035		2,100		1,743

				3,614

MICHIGAN 0.2%
University of Michigan Revenue Bonds, Series 2022
3.504% due 04/01/2052		3,100		2,269
NEW YORK 0.1%
New York City, New York Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027		200		195
1.477% due 11/01/2027		300		290
1.577% due 05/01/2028		500		477
1.677% due 11/01/2028		875		825

				1,787

Total Municipal Bonds & Notes (Cost $9,075)				7,670

U.S. GOVERNMENT AGENCIES 41.3%
Federal Home Loan Mortgage Corp.
2.500% due 07/01/2050		6,520		5,530
3.500% due 12/01/2047 - 05/01/2048		14,229		13,146
4.000% due 08/01/2030 - 11/01/2053		30,771		28,837
4.500% due 02/01/2029 - 10/01/2053		55,391		53,362
5.000% due 10/01/2039 - 03/01/2054		40,908		40,418
5.500% due 01/01/2034 - 12/01/2054		39,976		40,312
6.000% due 09/01/2027 - 05/01/2040		560		588
6.152% due 07/01/2030 •		1		1
6.500% due 02/01/2054		150		156
Federal Home Loan Mortgage Corp. Multiclass Certificates
0.826% due 02/25/2031		733		667
1.783% due 06/25/2034		15,000		12,563
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.137% due 08/25/2029 ~(a)		22,040		543
1.231% due 09/25/2030 ~(a)		59,217		2,209
Federal Home Loan Mortgage Corp. REMICS
4.164% due 12/15/2042 •		1,632		1,616
4.417% due 10/15/2037 •		3		3
4.642% due 07/25/2056 •		1,200		1,200
4.650% due 07/25/2056 •		2,300		2,304
6.500% due 05/15/2032		239		243
7.000% due 02/15/2027		2		2
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.498% due 08/15/2032 ~		2		2
Federal National Mortgage Association
2.500% due 02/01/2035		1,759		1,693
3.000% due 05/01/2028 - 07/01/2052		25,376		22,425
3.500% due 03/01/2047		737		683
4.000% due 08/01/2029 - 09/01/2053		63,471		59,586
4.010% due 12/01/2028		7,526		7,472
4.500% due 04/01/2031 - 09/01/2053		61,518		59,332
4.967% due 07/01/2044 •		13		13
5.000% due 02/01/2038 - 04/01/2054		60,433		59,777
5.460% due 08/01/2035 •		102		103
5.500% due 07/01/2029 - 11/01/2053		30,027		30,324
5.642% due 01/01/2035 •		24		25
5.764% due 07/01/2035 •		22		22
5.902% due 04/01/2038 •		4		4
6.000% due 09/01/2028 - 12/01/2054		19,317		19,797
6.007% due 04/01/2038 •		13		13
6.043% due 04/01/2038 •		6		6
6.239% due 08/01/2035 •		41		42
6.290% due 09/01/2035 •		3		3
6.347% due 09/01/2034 •		10		10
6.594% due 09/01/2037 •		4		4
Federal National Mortgage Association REMICS
3.913% due 07/25/2037 •		59		58
3.992% due 05/25/2037 •		2		2
4.074% due 06/25/2055 •		351		348
4.102% due 03/25/2037 •		5		5
6.039% due 05/25/2035 ~		9		9
Federal National Mortgage Association Trust
6.500% due 06/25/2044		9		9
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)		44,544		1,789
Government National Mortgage Association
3.500% due 08/15/2045 - 08/20/2049		12,095		11,055
4.000% due 09/20/2040 - 09/20/2055		14,765		13,838
5.000% due 02/20/2032 •		44		44
5.000% due 03/15/2033 - 05/15/2042		179		183
5.375% due 07/20/2027 - 08/20/2027 •		1		1
6.000% due 04/15/2037		26		27
7.000% due 02/20/2032		1		1

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Government National Mortgage Association REMICS
4.035% due 10/20/2043 •		705		684
4.085% due 05/20/2047 •		225		217
4.341% due 05/20/2066 •		4		4
4.361% due 05/20/2065 •		121		121
4.481% due 02/20/2066 •		29		29
4.561% due 09/20/2066 •		720		723
4.898% due 04/20/2067 •		380		383
5.077% due 11/20/2067 •		610		616
5.197% due 06/20/2067 •		1,644		1,661
Government National Mortgage Association, TBA
2.000% due 08/01/2056		4,400		3,603
4.000% due 07/01/2056		18,000		16,736
5.000% due 07/01/2056		9,040		8,919
6.000% due 09/01/2056		18,900		19,252
Tennessee Valley Authority
1.500% due 09/15/2031		7,800		6,813
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056		18,250		17,047
4.500% due 07/01/2056 - 08/01/2056		30,100		28,826
5.000% due 07/01/2056		35,000		34,396
5.500% due 07/01/2056 - 09/01/2056		10,035		10,061
6.000% due 08/01/2056 - 09/01/2056		39,501		40,237
6.500% due 08/01/2056		9,000		9,300

Total U.S. Government Agencies (Cost $697,569)				692,033

U.S. TREASURY OBLIGATIONS 26.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (e)		29,100		18,822
1.375% due 08/15/2050 (g)		4,000		1,963
1.625% due 11/15/2050 (e)		26,500		13,858
1.750% due 08/15/2041 (e)		26,800		17,972
1.875% due 02/15/2051 (e)		16,325		9,078
1.875% due 11/15/2051		4,300		2,364
2.000% due 11/15/2041 (g)		6,400		4,434
2.000% due 02/15/2050 (e)		20,000		11,659
2.000% due 08/15/2051 (e)		15,425		8,786
2.250% due 05/15/2041		2,200		1,605
2.250% due 08/15/2049 (e)(g)		32,572		20,267
2.250% due 02/15/2052		8,000		4,819
2.375% due 02/15/2042 (e)		21,900		15,980
2.375% due 11/15/2049		7,756		4,942
2.375% due 05/15/2051		4,100		2,565
2.500% due 02/15/2045 (g)		1,900		1,333
2.750% due 08/15/2047 (i)		300		212
2.875% due 05/15/2043 (g)		3,900		2,994
2.875% due 05/15/2049 (e)		18,300		13,000
3.000% due 05/15/2042		400		319
3.000% due 11/15/2044		2,100		1,607
3.000% due 05/15/2045		2,500		1,902
3.000% due 02/15/2048 (e)(g)		12,500		9,207
3.000% due 08/15/2048		2,100		1,539
3.000% due 02/15/2049 (e)		9,200		6,710
3.125% due 02/15/2043 (e)		12,100		9,678
3.125% due 08/15/2044		1,300		1,018
3.125% due 05/15/2048		3,400		2,555
3.250% due 05/15/2042 (e)		70,400		57,991
3.375% due 08/15/2042 (e)		15,200		12,688
3.375% due 05/15/2044 (g)		1,000		816
3.375% due 11/15/2048 (e)		9,300		7,277
3.625% due 08/15/2043 (e)		5,825		4,964
3.625% due 02/15/2044		2,200		1,865
3.750% due 11/15/2043 (e)(g)		7,600		6,571
3.875% due 05/15/2043 (e)		19,310		17,074
4.000% due 11/15/2042 (e)		14,364		12,966
4.375% due 05/15/2041 (e)		7,268		6,967
4.375% due 08/15/2043 (e)		13,725		12,910
4.500% due 02/15/2044		7,181		6,841
4.500% due 11/15/2054 (g)		2,200		2,048
4.625% due 05/15/2044		2,700		2,609
4.625% due 11/15/2045 (e)		2,900		2,786
4.625% due 05/15/2054 (e)		7,700		7,314
4.625% due 11/15/2055 (e)		1,800		1,713
4.750% due 08/15/2055 (e)		8,741		8,483
4.875% due 08/15/2045 (e)		2,109		2,094
U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2051		24,169		12,798
0.250% due 02/15/2050		5,957		3,359
0.625% due 02/15/2043		1,014		740
0.750% due 02/15/2045		12,724		9,043
0.875% due 02/15/2047		3,862		2,716
1.000% due 02/15/2046		141		103
1.000% due 02/15/2049		1,455		1,023
1.375% due 02/15/2044		3,000		2,451
1.500% due 02/15/2053		1,792		1,363

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
2.125% due 02/15/2054			6,363		5,563
2.375% due 02/15/2055			1,161		1,069
U.S. Treasury Notes
3.500% due 01/31/2030 (e)			5,850		5,719
3.750% due 04/30/2028 (e)(g)			7,175		7,124
3.875% due 04/30/2030 (e)			5,475		5,416
4.000% due 01/31/2031			1,650		1,636
4.125% due 03/31/2031 (i)			1,233		1,229
4.250% due 02/28/2031			1,625		1,628
4.375% due 05/15/2036			378		376
4.625% due 04/30/2031 (g)			2,767		2,817
U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)			1,400		727
0.000% due 08/15/2040 (a)			300		151
0.000% due 02/15/2041 (a)			400		195
0.000% due 05/15/2041 (a)			3,600		1,733
0.000% due 08/15/2041 (a)			5,500		2,609
0.000% due 11/15/2041 (a)			1,700		794
0.000% due 02/15/2042 (a)			2,300		1,058
0.000% due 08/15/2042 (a)			2,900		1,295

Total U.S. Treasury Obligations (Cost $505,359)					441,900

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ			502		458
BAMLL Commercial Mortgage Securities Trust
4.790% due 09/15/2038 •			6,000		5,786
Banc of America Mortgage Trust
6.000% due 05/25/2037			917		736
BCAP LLC Trust
4.440% due 03/26/2037 þ			24		23
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~			223		173
BSREP Commercial Mortgage Trust
4.690% due 08/15/2038 •			8,858		8,535
CSMC Mortgage-Backed Trust
4.363% due 04/25/2037 •			2,283		568
DC Office Trust
2.965% due 09/15/2045			11,900		10,858
DOLP Trust
2.956% due 05/10/2041			8,600		7,671
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034			4,215		3,777
GSMPS Mortgage Loan Trust
4.163% due 04/25/2036 •			781		685
GSR Mortgage Loan Trust
3.824% due 03/25/2047 ~			824		416
IndyMac INDX Mortgage Loan Trust
3.451% due 01/25/2036 ~			362		328
JP Morgan Chase Commercial Mortgage Securities Trust
4.750% due 06/15/2038 •			8,105		7,844
JP Morgan Mortgage Trust
6.500% due 07/25/2036			1,976		615
KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044			5,800		4,688
Lehman Mortgage Trust
6.000% due 09/25/2037			317		312
MortgageIT Mortgage Loan Trust
4.223% due 04/25/2036 •			392		384
One New York Plaza Trust
4.690% due 01/15/2036 •			4,720		4,599
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		28,500		19,667
PRPM Trust
6.250% due 08/25/2068 þ			$1,535		1,535
RALI Trust
4.143% due 07/25/2036 •			635		605
SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •			11,000		11,002
SLG Office Trust
0.258% due 07/15/2041 ~(a)			156,137		1,600
Structured Asset Mortgage Investments II Trust
4.023% due 03/25/2037 •			468		167
SUMIT Mortgage Trust
2.789% due 02/12/2041			10,200		9,334
2.850% due 02/12/2041			1,700		1,532
Thornburg Mortgage Securities Trust
4.711% due 10/25/2046 •			225		217
VASA Trust
4.640% due 07/15/2039 •			10,725		10,532
WaMu Mortgage Pass-Through Certificates Trust
4.034% due 12/25/2036 ~			364		335

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.703% due 03/25/2037 ~			355		330

Total Non-Agency Mortgage-Backed Securities (Cost $122,740)					115,312

ASSET-BACKED SECURITIES 9.3%
AUTOMOBILE SEQUENTIAL 0.7%
BMW Vehicle Lease Trust
4.430% due 06/26/2028			3,200		3,205
FHF Issuer Trust
5.690% due 02/15/2030			1,158		1,161
5.890% due 06/15/2030			1,182		1,187
FHF Trust
6.570% due 06/15/2028			116		116
Hertz Vehicle Financing III LLC
5.570% due 09/25/2029			3,000		3,039
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036			2,000		2,017
Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029			1,596		1,606

					12,331

CMBS OTHER 0.7%
ACREC LLC
4.950% due 07/18/2043 «•			4,100		4,100
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •			1,200		1,203
MF1 LLC
4.957% due 02/18/2040 •			3,200		3,202
MF1 Ltd.
4.989% due 02/19/2037 •			2,563		2,564

					11,069

HOME EQUITY OTHER 0.5%
Bear Stearns Asset-Backed Securities I Trust
4.083% due 08/25/2036 •			140		137
Countrywide Asset-Backed Certificates Trust
4.223% due 05/25/2037 •			1,450		1,347
GSAMP Trust
3.903% due 12/25/2036 •			220		109
HSI Asset Loan Obligation Trust
3.883% due 12/25/2036 •			187		53
JP Morgan Mortgage Acquisition Corp.
2.750% due 10/25/2035 •			42		42
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 01/25/2037 •			2,350		1,073
4.063% due 06/25/2036 •			438		392
5.013% due 07/25/2037 •			391		352
Morgan Stanley IXIS Real Estate Capital Trust
3.913% due 11/25/2036 •			7,379		2,376
New Century Home Equity Loan Trust
6.763% due 01/25/2033 •			466		396
Option One Mortgage Loan Trust
4.203% due 02/25/2037 •			3,070		1,504
Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ			3,359		977

					8,758

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •			247		65

WHOLE LOAN COLLATERAL 0.1%
Lehman XS Trust
4.961% due 01/25/2036 þ			2,176		1,950

OTHER ABS 7.3%
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •			2,300		2,302
ARES European CLO XIV DAC
3.234% due 10/21/2034 •	EUR		1,239		1,417
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •			$4,900		4,906
Capital Four CLO IV DAC
3.394% due 04/15/2038 •	EUR		6,000		6,856
College Avenue Student Loans LLC
4.963% due 12/26/2047 •			$471		472
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •			4,800		4,805
Elevation CLO Ltd.
4.797% due 07/25/2034 •			4,700		4,705

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •			3,420		3,424
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048			6,777		5,472
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •			2,538		2,540
Harvest CLO XVI DAC
3.464% due 10/15/2038 •	EUR		6,930		7,931
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •			$5,000		5,001
Iskandar Enterprise LLC
5.049% due 04/17/2056			1,600		1,593
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •			2,900		2,903
Loanpal Solar Loan Ltd.
2.220% due 03/20/2048			8,568		7,001
Mosaic Solar Loan Trust
2.640% due 01/20/2053			7,518		6,552
5.910% due 11/20/2053			1,251		1,228
Mountain View CLO LLC
4.549% due 04/14/2033 •			4,597		4,600
Navient Education Loan Trust
4.860% due 09/15/2056			5,614		5,591
Ocean Trails CLO XI
4.705% due 07/20/2034 •			4,700		4,702
Pikes Peak CLO 4
4.883% due 07/15/2034 •			4,900		4,906
Providus CLO VIII DAC
3.415% due 11/20/2038 •	EUR		1,000		1,143
Service Experts Issuer LLC
2.670% due 02/02/2032			$1,079		1,068
SMB Private Education Loan Trust
5.240% due 03/15/2056			2,385		2,398
Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050			297		289
Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049			10,641		8,863
Sunnova Sol V Issuer LLC
5.400% due 04/30/2058			1,839		1,800
Sunrun Demeter Issuer LLC
2.270% due 01/30/2057			5,192		4,750
Switch ABS Issuer LLC
5.121% due 10/25/2055			5,800		5,718
Tesla Sustainable Energy Trust
5.080% due 06/21/2050			2,272		2,273
Tikehau CLO IX DAC
3.458% due 01/20/2037 •	EUR		1,500		1,717
Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •			$3,130		3,132

					122,058

Total Asset-Backed Securities (Cost $166,213)					156,231

SOVEREIGN ISSUES 9.3%
Australia Government Bonds
2.750% due 06/21/2035	AUD		6,400		3,807
BNG Bank NV
3.500% due 05/19/2028			$4,000		3,950
4.750% due 02/01/2030			3,800		3,865
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		2,800		3,211
Canada Government Bonds
3.250% due 12/01/2034	CAD		2,258		1,590
Chile Government International Bonds
4.850% due 01/22/2029			$6,600		6,661
Colombia Government International Bonds
5.375% due 01/21/2029			500		499
6.500% due 01/21/2033			500		509
Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR		1,500		1,815
CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD		700		518
European Union
0.400% due 02/04/2037	EUR		10,500		8,907
2.875% due 10/05/2029			6,500		7,469
Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (c)			5,918		6,780
Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY		47,250		201
2.300% due 12/20/2054			580,250		2,582
2.400% due 03/20/2055			746,900		3,404
2.800% due 06/20/2055			440,000		2,190
3.200% due 09/20/2055			531,000		2,867
3.400% due 12/20/2055			140,000		786
3.700% due 03/20/2056			284,000		1,688

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Japan Government Twenty Year Bonds
2.000% due 12/20/2044			740,000		3,609
2.400% due 03/20/2045			417,400		2,166
2.700% due 09/20/2045			37,150		201
Japan International Cooperation Agency
2.750% due 04/27/2027			$4,500		4,449
Korea Housing Finance Corp.
4.625% due 02/24/2028			5,000		5,023
Kuwait International Government Bonds
4.804% due 04/20/2033			1,700		1,697
Mexico Government International Bonds
3.875% due 05/16/2031	EUR		2,700		3,065
4.490% due 05/25/2032			3,500		4,069
Nederlandse Waterschapsbank NV
4.000% due 06/01/2028			$3,400		3,385
Peru Government International Bonds
5.400% due 08/12/2034	PEN		6,500		1,858
6.150% due 08/12/2032			25,700		8,143
6.950% due 08/12/2031			7,601		2,529
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD		2,600		1,480
4.500% due 08/22/2035			700		459
Romania Government International Bonds
5.625% due 02/22/2036	EUR		4,000		4,608
Sweden Government International Bonds
0.125% due 09/09/2030	SEK		155,000		14,669
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD		1,200		583
2.250% due 09/15/2033			1,300		748
U.K. Gilts
0.500% due 10/22/2061	GBP		700		223
3.750% due 03/07/2027			15,600		20,652
4.375% due 07/31/2054			8,134		9,069

Total Sovereign Issues (Cost $165,822)					155,984

Total Investments in Securities (Cost $2,288,165)					2,162,424

Total Investments 129.1% (Cost $2,288,165)					$2,162,424
Financial Derivative Instruments (f)(h) 0.8%(Cost or Premiums, net $22,288)					13,043
Other Assets and Liabilities, net (29.9)%					(500,536)

Net Assets 100.0%					$1,674,931

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.
(d)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dorchester LLC	4.610%	01/04/2027	12/10/2025	$818	$800	0.05%
Fennovoima OYJ	0.000	07/10/2028	07/16/2025	333	327	0.02
Fennovoima OYJ	4.641	07/10/2028	07/16/2025	637	633	0.04
Fennovoima OYJ	4.680	07/10/2028	07/16/2025	304	300	0.02

				$2,092	$2,060	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.750%	06/23/2026	07/14/2026	$(56,238)	$(56,285)
BSN	3.720	06/09/2026	07/15/2026	(598)	(599)
CIB	3.710	06/04/2026	07/16/2026	(74,235)	(74,441)
DEU	3.680	06/29/2026	07/06/2026	(3,603)	(3,604)
	3.710	06/10/2026	07/01/2026	(5,784)	(5,797)
	3.730	07/01/2026	07/16/2026	(1,733)	(1,732)
	3.740	07/01/2026	07/08/2026	(7,032)	(7,032)
	3.750	06/30/2026	07/07/2026	(5,900)	(5,901)
JPS	3.710	06/02/2026	07/07/2026	(13,004)	(13,043)
	3.710	06/03/2026	07/01/2026	(42,902)	(43,026)
	3.760	06/30/2026	07/01/2026	(960)	(960)
NOM	3.720	06/11/2026	07/09/2026	(18,333)	(18,371)
SGY	3.720	06/22/2026	07/20/2026	(26,917)	(26,942)
STR	3.730	07/01/2026	07/02/2026	(33,226)	(33,226)
	3.740	06/30/2026	07/01/2026	(8,824)	(8,825)

Total Reverse Repurchase Agreements					$(299,784)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	3.720%	05/13/2026	07/13/2026	$(47,929)	$(48,175)

Total Sale-Buyback Transactions					$(48,175)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2056	$2,000	$(1,801)	$(1,813)

Total Short Sales (0.1)%				$(1,801)	$(1,813)

(e)	Securities with an aggregate market value of $305,317 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(293,504) at a weighted average interest rate of 3.725%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(60) of deferred price drop.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	12	$12	$(3)	$(3)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	12	12	(2)	(2)

					$(5)	$(5)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	19	$19	$(3)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	40	40	(7)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	19	19	(4)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	40	40	(7)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	20	20	(6)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	45	45	(13)	(6)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	88	88	(21)	(9)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	18	18	(3)	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	18	18	(3)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	24	24	(6)	(3)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	23	23	(4)	(5)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	24	24	(5)	(5)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	23	23	(4)	(1)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	23	23	(5)	(9)

					$(91)	$(43)

Total Written Options					$(96)	$(48)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	390	$42,857	$357	$0	$(116)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	622	128,215	(111)	0	(73)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	2,925	313,112	888	0	(548)
Long Gilt Futures	09/2026	289	34,198	698	50	(172)
SFE 10 Year Australian Bond Futures	09/2026	15	1,140	17	2	(10)
Three Month SONIA Index Futures	06/2027	51	16,227	76	0	(6)

				$1,925	$52	$(925)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	54	$(6,129)	$(170)	$35	$0
Eurex 10 Year Euro BUND Futures	09/2026	330	(48,015)	(507)	49	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	301	(33,853)	(473)	118	0
Ultra U.S. Treasury Bond Futures	09/2026	369	(42,862)	(1,246)	277	0

				$(2,396)	$479	$0

Total Futures Contracts				$(471)	$531	$(925)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$8,600	$138	$(37)	$101	$0	$(2)
MetLife, Inc.	1.000	Quarterly	06/20/2031	0.744	600	4	3	7	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834	500	0	4	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.506	600	12	(2)	10	0	0

						$154	$(32)	$122	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

									Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030		$4,760	$83	$21	$104	$0	$(1)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		24,785	441	109	550	0	(3)
CDX.iTraxx Europe Senior 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	27,900	707	0	707	3	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		7,490	139	55	194	2	0

						$1,370	$185	$1,555	$5	$(4)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036	GBP	15,700	$513	$96	$609	$41	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,218	1,396	6	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		90	0	5	5	0	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		1,740	85	20	105	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	3,440,000	596	338	934	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		$45,640	0	297	297	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	743	171	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,200	(4)	9	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	14	14	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	28	28	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	28	28	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		5,300	(30)	126	96	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		800	(3)	10	7	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		29,270	3,017	470	3,487	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	1	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,500	(7)	15	8	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		5,800	(41)	104	63	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		2,671	7	49	56	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		1,100	(3)	43	40	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		3,100	(7)	10	3	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		2,200	(4)	50	46	11	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		2,200	(5)	46	41	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		2,900	(86)	86	0	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		12,500	367	(91)	276	64	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		3,800	84	4	88	20	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,790	8,299	9,076	17,375	330	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		700	0	15	15	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	4,494	6,088	529	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	1,774	2,020	174	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		5,880	546	390	936	58	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		29,850	919	56	975	327	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(987)	(987)	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	09/20/2033	AUD	11,700	(142)	38	(104)	0	(3)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi- Annual	12/20/2033		2,800	(5)	6	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	09/18/2034		8,400	41	(140)	(99)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi- Annual	03/19/2035		6,200	(7)	(237)	(244)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(253)	(316)	0	(4)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,300	(3)	(3)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,900	(3)	7	4	1	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		1,300	0	16	16	1	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		2,000	0	25	25	1	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		3,200	0	39	39	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,200	(3)	19	16	1	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(21)	(24)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		410	(1)	(8)	(9)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		50,990	(395)	(524)	(919)	0	(67)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		13,900	260	(9)	251	18	0
Receive	CAONREPO	3.000	Semi- Annual	06/01/2033	CAD	1,200	4	(7)	(3)	0	0
Receive	CAONREPO	3.750	Semi- Annual	12/20/2033		1,100	0	(40)	(40)	0	0
Receive	CAONREPO	2.740	Semi- Annual	06/01/2034		1,200	0	16	16	0	0
Receive	CAONREPO	3.000	Semi- Annual	06/01/2034		1,400	(2)	2	0	1	0

							$15,366	$17,463	$32,829	$1,967	$(80)

Total Swap Agreements							$16,890	$17,616	$34,506	$1,972	$(86)

(g)	Securities with an aggregate market value of $12,445 and cash of $21,124 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $7 for closed futures is outstanding at period end.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	7,077		$5,060	$161	$0
	07/2026	NZD	6,896		4,073	156	0
	07/2026		$257	CAD	365	1	0
	07/2026		4,568	NZD	8,087	25	0
	08/2026	CAD	364		$257	0	(1)
	08/2026	NZD	8,087		4,573	0	(25)
BOA	07/2026	CHF	1,259		1,561	3	0
	07/2026	JPY	21,581		136	3	0
	07/2026	KRW	161,572		106	2	0
	07/2026	SGD	16		13	0	0
	07/2026		$168	INR	15,879	0	0
	07/2026		13	NOK	120	0	(1)
	08/2026		214	INR	20,313	0	0
	09/2026	BRL	9,817		$1,896	22	0
	09/2026	INR	15,983		168	0	0
	09/2026	MXN	75,181		4,293	22	(1)
	09/2026		$360	INR	34,210	0	(1)
BPS	07/2026	AUD	1,398		$972	4	0
	07/2026	BRL	124,136		23,963	0	(83)
	07/2026	CAD	4,673		3,300	5	0
	07/2026	CHF	361		459	12	0
	07/2026	CNH	229		34	0	0
	07/2026	GBP	306		411	5	0
	07/2026	IDR	94,283,475		5,256	3	(7)
	07/2026	INR	128,250		1,336	0	(19)
	07/2026	JPY	459,601		2,877	50	0
	07/2026	KRW	1,926,722		1,260	14	0
	07/2026	SGD	6,497		5,027	5	0
	07/2026	THB	39,423		1,202	16	(2)
	07/2026		$23,304	BRL	124,136	743	0
	07/2026		1,305	GBP	985	2	0
	07/2026		2,026	IDR	36,167,746	1	(8)
	07/2026		7,472	INR	708,418	16	(13)
	07/2026		3,058	KRW	4,690,255	0	(26)
	07/2026		449	ZAR	7,360	0	0
	08/2026	BRL	78		$15	0	0
	08/2026	IDR	39,705,702		2,210	0	(1)
	08/2026		$1,798	INR	170,622	1	0
	08/2026		1,770	KRW	2,743,245	4	0
	09/2026	IDR	17,231,238		$948	0	(9)
	09/2026	MXN	11,940		679	1	0
	09/2026	THB	24,546		757	13	0
	09/2026		$3,376	IDR	59,810,820	5	(62)
	09/2026		483	INR	45,866	0	(1)
	09/2026		190	THB	6,220	0	(1)
	12/2026		510	IDR	9,289,703	2	0
BRC	07/2026	NZD	10,016		$5,923	235	0
	07/2026	TRY	40,503		845	0	(11)
	07/2026		$11,773	TRY	560,957	45	0
	07/2026		2,238	ZAR	36,348	0	(22)
BSH	07/2026	JPY	386,843		$2,433	54	0
	07/2026		$7,914	NZD	14,007	41	0
	08/2026	NZD	14,007		$7,923	0	(41)
	01/2027	PEN	2,803		826	11	0
CBK	07/2026	BRL	104		20	0	0
	07/2026	IDR	1,122,546		63	0	0
	07/2026	INR	170,230		1,804	6	0
	07/2026	PEN	14,188		4,122	0	(27)
	07/2026	SEK	137,749		14,908	702	0
	07/2026		$20	BRL	104	0	0
	07/2026		1,302	IDR	23,357,360	3	0
	07/2026		1,757	INR	170,230	42	0
	07/2026		3,343	JPY	540,200	0	(21)
	07/2026		109	KRW	164,286	0	(2)
	07/2026		2,942	PEN	10,004	0	(16)
	07/2026		790	PLN	2,887	0	(23)
	07/2026	ZAR	6,760		$406	0	(6)
	08/2026	SEK	105		11	0	0
	08/2026		$334	INR	31,702	0	0
	09/2026	IDR	52,023,580		$2,882	0	(6)
	09/2026	PEN	6,444		1,883	2	0
	09/2026	THB	35,343		1,067	0	(4)
	09/2026		$749	IDR	13,353,511	0	(8)
	09/2026		352	INR	33,825	3	0
	09/2026		244	MXN	4,364	4	0
	10/2026	PEN	3,595		$1,059	12	0
	12/2026		$1,580	IDR	28,723,114	4	0
	01/2027	PEN	7,162		$2,101	22	0
DUB	07/2026	IDR	3,508,339		196	0	0
	07/2026	INR	63,129		668	2	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		$446	INR	43,032	8	0
	07/2026		32	NOK	299	0	(2)
	07/2026		789	PLN	2,928	0	(11)
	07/2026		1,044	ZAR	16,902	0	(14)
	09/2026	IDR	30,163,158		$1,674	0	0
	09/2026		$460	IDR	8,345,600	4	0
	09/2026		668	INR	63,557	0	(2)
	09/2026		3	PEN	10	0	0
	10/2026	PEN	7,837		$2,296	12	0
	12/2026		$492	IDR	8,913,049	0	0
FAR	07/2026	CNH	228		$34	0	0
	07/2026	GBP	30,907		41,562	565	0
	07/2026	INR	56,175		595	2	0
	07/2026	JPY	8,973		56	1	0
	07/2026	PEN	3,578		1,058	12	0
	07/2026	SGD	28,873		22,632	314	0
	07/2026		$122	CNH	830	0	0
	07/2026		589	INR	56,175	5	0
	07/2026		9,096	JPY	1,471,704	0	(44)
	07/2026		3,245	PLN	11,918	0	(77)
	07/2026		8,468	SEK	82,170	6	0
	07/2026		1,459	ZAR	24,079	9	0
	08/2026	CNH	828		$122	0	0
	08/2026	JPY	1,467,853		9,096	45	0
	08/2026	SEK	82,024		8,468	0	(6)
	09/2026		$288	INR	27,563	2	0
	09/2026		198	MXN	3,496	1	0
GLM	07/2026	BRL	128,129		$24,887	67	0
	07/2026	IDR	6,959,924		389	0	0
	07/2026	KRW	810,829		525	1	0
	07/2026		$24,716	BRL	128,129	135	(30)
	07/2026		24,683	CAD	35,123	83	0
	07/2026		388	IDR	6,959,924	1	0
	07/2026		525	KRW	810,713	0	(1)
	07/2026		2,762	PLN	10,300	0	(24)
	08/2026	BRL	127		$25	0	0
	08/2026	CAD	35,073		24,682	0	(83)
	08/2026		$383	INR	36,723	4	0
	09/2026	BRL	170		$33	1	0
	09/2026	IDR	7,000,682		388	0	0
	09/2026	MXN	23,659		1,344	0	(1)
	09/2026	THB	70,843		2,195	49	0
	09/2026		$2,143	IDR	38,487,936	5	(12)
	09/2026		1,561	INR	150,081	16	0
	09/2026		1,005	MXN	17,530	0	(9)
	10/2026		24,887	BRL	130,949	0	(68)
JPM	07/2026	AUD	30,631		$21,837	629	0
	07/2026	INR	142,307		1,507	4	0
	07/2026	KRW	250,551		162	0	0
	07/2026	NOK	847		86	0	0
	07/2026		$1,106	GBP	824	0	(13)
	07/2026		214	IDR	3,852,631	1	0
	07/2026		1,508	INR	142,307	0	(5)
	07/2026		195	KRW	300,325	0	(1)
	07/2026		2,563	PLN	9,338	0	(81)
	07/2026		870	THB	29,084	6	0
	08/2026		712	INR	67,601	1	0
	08/2026		86	NOK	847	0	0
	09/2026	IDR	3,874,039		$214	0	(1)
	09/2026	MXN	5,399		306	0	(1)
	09/2026	THB	151,715		4,627	40	(9)
	09/2026	TWD	13,173		416	4	0
	09/2026		$2,923	INR	278,377	2	(2)
	09/2026		22,472	MXN	390,990	0	(254)
	12/2026	MXN	1,102		$63	1	0
	12/2026		$3,670	MXN	64,778	0	(15)
MBC	07/2026	AUD	3,232		$2,266	28	0
	07/2026	CHF	4,530		5,761	156	(2)
	07/2026	IDR	95,776		5	0	0
	07/2026	INR	63,379		671	2	0
	07/2026	JPY	410,659		2,582	56	0
	07/2026	KRW	2,781,032		1,835	37	0
	07/2026	NOK	273		27	0	0
	07/2026	NZD	5,181		2,969	27	0
	07/2026	SEK	303		33	1	0
	07/2026		$16,651	AUD	24,070	53	(39)
	07/2026		5	IDR	95,776	0	0
	07/2026		1,035	INR	99,742	18	0
	07/2026		1,344	JPY	214,200	0	(26)
	07/2026		77	NOK	711	0	(5)
	07/2026		5,154	SEK	50,179	21	0
	08/2026	AUD	22,515		$15,526	0	(53)
	08/2026	SEK	50,090		5,154	0	(21)
	08/2026		$252	INR	23,943	0	0
	08/2026		27	NOK	273	0	0
	09/2026	MXN	2,247		$129	1	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	THB	24,440		732	0	(8)
	09/2026		$2,536	INR	242,616	13	(2)
NGF	07/2026	IDR	6,442,251		$360	0	0
	07/2026		$361	IDR	6,442,251	0	(1)
	07/2026		1,046	INR	100,669	17	0
	08/2026	SEK	5,597		$576	0	(2)
	09/2026	IDR	6,478,381		361	2	0
	09/2026		$458	IDR	8,152,604	0	(6)
SCX	07/2026	INR	49,703		$525	0	0
	07/2026		$498	IDR	8,935,964	1	0
	07/2026		1,377	INR	132,003	17	0
	07/2026		2,058	KRW	2,943,576	0	(155)
	08/2026		952	INR	91,214	8	0
	09/2026	IDR	20,098,096		$1,113	0	(2)
	09/2026	THB	65,660		2,001	17	(5)
	09/2026		$1,168	IDR	20,968,563	2	(7)
	09/2026		525	INR	50,037	0	0
SOG	07/2026	CNH	372		$55	0	0
	07/2026	EUR	87,352		101,899	2,091	0
	07/2026	JPY	938,630		5,908	135	0
	07/2026	PEN	6,417		1,895	18	0
	07/2026		$12,605	AUD	18,268	43	0
	07/2026		7,766	CHF	6,283	10	0
	07/2026		99,363	EUR	87,352	445	0
	07/2026		27,325	SGD	35,391	30	0
	08/2026	AUD	18,268		$12,597	0	(44)
	08/2026	CAD	294		207	0	0
	08/2026	CHF	6,260		7,766	0	(10)
	08/2026	EUR	87,352		99,498	0	(445)
	08/2026	SGD	35,311		27,325	0	(31)
SSB	07/2026	CAD	31,431		22,794	632	0
	07/2026	CHF	132		168	5	0
	07/2026		$227	CAD	321	0	0
	07/2026		38,868	GBP	29,404	135	0
	08/2026	CAD	321		$227	0	0
	08/2026	GBP	29,404		38,867	0	(135)
UAG	07/2026		$803	PLN	2,935	0	(23)
	09/2026	THB	3,040		$93	1	0
	09/2026		$228	MXN	3,997	0	(1)
	09/2026		2	THB	69	0	0

Total Forward Foreign Currency Contracts						$8,543	$(2,237)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	32,000	$58	$58
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/13/2026	60,700	134	0
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	43,100	75	77
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/20/2026	63,100	124	1
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	83,800	52	56
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/27/2026	75,000	140	3

Total Purchased Options							$583	$195

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	1,338	$(5)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	2,373	(5)	0
MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	3,448	(11)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	3,439	(9)	0

						$(30)	$0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	3,680	$(59)	$(58)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	60,700	(52)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	60,700	(67)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	4,960	(75)	(75)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.080	07/20/2026	63,100	(48)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	07/20/2026	63,100	(76)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	900	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	900	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	4,820	(26)	(28)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	4,820	(26)	(29)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	1,100	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	1,100	(3)	(3)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	2,500	(2)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.060	07/27/2026	75,000	(53)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.280	07/27/2026	75,000	(89)	(1)

							$(583)	$(199)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	$1,200	$(5)	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	2,000	(10)	(1)

					$(15)	$(1)

Total Written Options					$(628)	$(200)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,700	$1,076	$(77)	$999	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		7,730	1,723	(79)	1,644	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,700	386	(24)	362	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,100	225	9	234	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		288	61	(9)	52	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		9,110	2,001	(64)	1,937	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		290	67	(5)	62	0

Total Swap Agreements							$5,539	$(249)	$5,290	$0

(i)

Securities with an aggregate market value of $268 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,060	$2,060
Corporate Bonds & Notes
Banking & Finance	0	284,928	286	285,214
Industrials	0	189,074	0	189,074
Utilities	0	116,946	0	116,946
Municipal Bonds & Notes
California	0	3,614	0	3,614
Michigan	0	2,269	0	2,269
New York	0	1,787	0	1,787
U.S. Government Agencies	0	692,033	0	692,033
U.S. Treasury Obligations	0	441,900	0	441,900
Non-Agency Mortgage-Backed Securities	0	95,645	19,667	115,312
Asset-Backed Securities
Automobile Sequential	0	12,331	0	12,331
CMBS Other	0	11,069	0	11,069
Home Equity Other	0	8,758	0	8,758
Home Equity Sequential	0	65	0	65
Whole Loan Collateral	0	1,950	0	1,950
Other ABS	0	122,058	0	122,058
Sovereign Issues	0	155,984	0	155,984

Total Investments	$0	$2,140,411	$22,013	$2,162,424

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,813)	$0	$(1,813)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	101	2,402	0	2,503
Over the counter	0	14,028	0	14,028

	$101	$16,430	$0	$16,531
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(188)	(871)	0	(1,059)
Over the counter	0	(2,438)	0	(2,438)

	$(188)	$(3,309)	$0	$(3,497)

Total Financial Derivative Instruments	$(87)	$13,121	$0	$13,034

Totals	$(87)	$2,151,719	$22,013	$2,173,645

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$2,916	$0	$(832)	$0	$0	$(24)	$0	$0	$2,060	$(23)
Corporate Bonds & Notes
Banking & Finance	0	284	0	0	0	2	0	0	286	2
Non-Agency Mortgage-Backed Securities	19,664	0	0	0	0	3	0	0	19,667	3

Totals	$22,580	$284	$(832)	$0	$0	$(19)	$0	$0	$22,013	$(18)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

					(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2,060	Discounted Cash Flow	Discount Rate		4.580 - 4.590	4.586
Corporate Bonds & Notes
Banking & Finance	286	Recent Transaction	Purchase Price	EUR	0.000	—
Non-Agency Mortgage-Backed Securities	19,667	Discounted Cash Flow	Discount Rate		5.814	—

Total	$22,013

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust